Auditors' Remuneration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Analysis of auditor's remuneration
Audit of group consolidated financial statements	$ 4	$ 4	$ 4
Other assurance services	3	3	3
Other non-audit services	1	1	1
Total auditors’ remuneration	$ 8	$ 8	$ 8